Common Stock - Summary of Restricted Stock Unit Award Activity (Detail) - Restricted Stock Unit [Member] - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Beginning Balance	253,221	640,759	680,201	356,589
Number of Shares, Granted			249,775	814,800
Number of Shares, Vested	(93,175)	(217,296)	(269,401)	(199,887)
Number of Shares, Forfeited or expired	(18,329)	(170,242)	(19,816)	(291,301)
Number of Shares, Ending Balance	141,717	253,221	640,759	680,201
Weighted-Average Grant Date Fair Value, Beginning Balance	$ 4.56	$ 4.92	$ 7.34	$ 12.06
Weighted-Average Grant Date Fair Value, Granted			1.92	6.48
Weighted-Average Grant Date Fair Value, Vested	5.95	5.23	8.08	7.00
Weighted-Average Grant Date Fair Value, Forfeited or expired	3.68	5.07	7.27	10.93
Weighted-Average Grant Date Fair Value, Ending Balance	$ 3.71	$ 4.56	$ 4.92	$ 7.34